Schedule of Accounts Payable And Accrued Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities
Accounts payable	$ 10,448,974	$ 8,376,620
Accrued liabilities	130,710	886,324
Payroll, withholding and sales tax liabilities	830,642	420,072
Cash calls received from JV partner		917,064
Total	$ 11,410,326	$ 10,600,080